Other provisions, contingent liabilities and contingent assets - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Movements in long and short term provisions [Line Items]
Provisions			£ 22	€ 1,311	£ 40	€ 1,279
Isle of Wight treatment plant
Movements in long and short term provisions [Line Items]
Adjustments for provisions	€ (37)
UK waste treatment thalia [Member]
Movements in long and short term provisions [Line Items]
New provisions, other provisions	(16)
Construction division [Member] | POLAND
Movements in long and short term provisions [Line Items]
Provisions				(17)
Construction division [Member] | Colombia and US businesses
Movements in long and short term provisions [Line Items]
Provisions				(47)
Provisions to cover the possible risks resulting from lawsuits and litigation in progress [Member] | Construction division [Member]
Movements in long and short term provisions [Line Items]
Provisions				504		561
Provisions for tax claims [Member] | Provision for the estimated cost of landfill closure and post closure activities relating to budimex and waste treatment UK thalia member [Member]
Movements in long and short term provisions [Line Items]
Provisions				26		46
Litigation and taxes [Member] | Construction division [Member]
Movements in long and short term provisions [Line Items]
Provisions				90		68
Litigation and taxes [Member] | Provisions to cover the possible risks resulting from lawsuits and litigation in progress [Member]
Movements in long and short term provisions [Line Items]
Provisions				97		71
Litigation and taxes [Member] | Provisions for tax claims [Member]
Movements in long and short term provisions [Line Items]
Provisions				85
Replacement and upgrades IFRIC12 [Member]
Movements in long and short term provisions [Line Items]
Provisions				145		86
Other Long term risks [Member]
Movements in long and short term provisions [Line Items]
Provisions				26		26
Other Long term risks [Member] | Provision for the estimated cost of landfill closure and post closure activities relating to budimex and waste treatment UK thalia member [Member]
Movements in long and short term provisions [Line Items]
Provisions				16
Non current provisions [Member]
Movements in long and short term provisions [Line Items]
Provisions				353		268
Non current provisions [Member] | Construction division [Member]
Movements in long and short term provisions [Line Items]
Provisions				325		313
Current provisions [Member] | Construction division [Member]
Movements in long and short term provisions [Line Items]
Increase decrease in provisions	€ 531	€ 606
Current provisions [Member] | Trade provisions [Member]
Movements in long and short term provisions [Line Items]
Provisions				€ 958		€ 1,011